Statement of Net Asset Available for Benefit (Statement) - Disney Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Net Asset Available for Benefit [Line Items]
Plan’s share of the net assets of the Disney Savings Plan Master Trust at fair value	$ 14,268,977	$ 12,633,772
EBP, Receivable [Abstract]
Notes receivable from participants	89,349	84,500
Company contributions	10,065	7,933
Participant contributions	7,101	0
Total Receivables	106,515	92,433
Net Asset Available for Benefit	$ 14,375,492	$ 12,726,205